Impairments - Carrying amount after impairment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	$ 1,138	$ 3,245	$ 9,435
Net impairment loss/ (reversal)	151	1,261	(2,505)
Europe and Asia
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0	1,551
Net impairment loss/ (reversal)	0	310	295
Exploration & Production Norway
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	117	886	3,201
Net impairment loss/ (reversal)	64	588	(819)
Exploration & Production USA | Onshore
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	0	546
Net impairment loss/ (reversal)	0	0	(204)
Exploration & Production USA | Offshore
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	0	1,165	2,691
Net impairment loss/ (reversal)	0	(290)	(882)
Marketing, Midstream & Processing
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	95	949	1,416
Net impairment loss/ (reversal)	(158)	343	(895)
Renewables | USA - offshore
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	82	134	0
Net impairment loss/ (reversal)	50	300	0
Renewables | Other
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	821	0	0
Net impairment loss/ (reversal)	221	0	0
Other
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	23	112	30
Net impairment loss/ (reversal)	$ (26)	$ 10	$ 0